                                  CERTIFICATION




Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

    1. This filing is made on behalf of the Berger Institutional Products Trust (the "Registrant"). Registrant's 1933 Act No. is 033-63493 and Registrant's 1940 Act No. is 811-07367.

    2. There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in the Post-Effective Amendment No. 12 ("PEA No. 12") on December 28, 2001, pursuant to Rule 485(b) of the 1933 Act, which became effective December 31, 2001, for the following funds:

              Berger IPT - Mid Cap Value Fund
              Berger IPT - Large Cap Value Fund

    3.    The text of PEA No. 12 has been filed electronically.

DATED:  January 2, 2002

                                       Berger Institutional Products Trust

                                       /s/  Anthony R. Bosch

                                       By:  Anthony R. Bosch
                                            Vice President